TAXES ON INCOME (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current tax expenses (benefit)	$ 116	$ 35	$ 737
Deferred tax expenses (benefit)	(127)	49	230
Current Income Tax Expense (Benefit), Total	$ (11)	$ 84	$ 967